Trade and other payables (Details) - Schedule of trade and other payables, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and Other Payables Net [Abstract]
Trade payables	$ 81,477	$ 70,167
Other payables
Trade current accounts	808	3,259
Interest payable	3,307	1,870
Withholdings and payroll contributions	2,512	6,619
Others	2,082	3,466
Total other payables	8,709	15,214
Total accounts payable	$ 90,187	$ 85,381